N-4	Aug. 29, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Aug. 29, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The 80/20 Elite Growth Model, American Century Diversified Growth Model, First Trust Defensive Equity Strength Model, and JPMorgan U.S. Active Growth Model will be added to the list of models to which you may allocate your Contract Value if: 1) your Contract was issued on or after November 28, 2016; and 2) if you elect (or have elected) the following riders:

●	Lincoln ProtectedPay Select Core® and Estate LockSM,
●	Lincoln ProtectedPay Select Core®,
●	Lincoln ProtectedPay Select Plus®,
●	Lincoln ProtectedPay Select Max®,
●	Lincoln Market Select® Advantage,
●	Lincoln Max 6 SelectSM Advantage,
●	i4LIFE® Advantage Select Guaranteed Income Benefit; or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders.

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]

The 80/20 Elite Growth Model, American Century Diversified Growth Model, First Trust Defensive Equity Strength Model, and JPMorgan U.S. Active Growth Model will be added to the list of models to which you may allocate your Contract Value if: 1) your Contract was issued on or after November 28, 2016; and 2) if you elect (or have elected) the following riders:

●	Lincoln ProtectedPay Select Core® and Estate LockSM,
●	Lincoln ProtectedPay Select Core®,
●	Lincoln ProtectedPay Select Plus®,
●	Lincoln ProtectedPay Select Max®,
●	Lincoln Market Select® Advantage,
●	Lincoln Max 6 SelectSM Advantage,
●	i4LIFE® Advantage Select Guaranteed Income Benefit; or
●	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders.